Commitments and contingencies - Operating lease agreement (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	¥ 23,457
2023	5,349
2024	173
Total	28,979
Rental expense	¥ 41,902	¥ 34,682	¥ 18,585